SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2015
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(in thousands)

	Balance at Beginning of Period	Additions Charged to Expense	Charged to Other Accounts	Charges Utilized (Write-offs)	Balance at End of Period
Accounts receivable allowance:
Year ended December 31, 2015	$ 486	$ 1	$ 15	$ (54)	$ 448
Year ended December 31, 2014	$ 546	$ 4	$ (36)	$ (28)	$ 486
Year ended December 31, 2013	$ 601	$ 27	$ 32	$ (114)	$ 546

Note: Additions to the allowance for doubtful accounts are charged to expense. Additions to the allowance for sales credits are credited against revenues.

	Balance at Beginning of Period	Tax Valuation Allowance Charged to Income Tax Provision	Tax Valuation Allowance Credited to Income Tax Provision	Balance at End of Period
Valuation allowance for deferred tax assets:
Year ended December 31, 2015	$ 37,286	$2,629(a)	$(1,389)(b)	$ 38,526
Year ended December 31, 2014	$ 41,844	$2,062(c)	$(6,620)(d)	$ 37,286
Year ended December 31, 2013	$ 2,303	$39,783(e)	$(242)(f)	$ 41,844

(a)

The increase in the valuation allowance relates primarily to the capital loss carryover generated in the year ended December 31, 2015, the benefit for which is not currently recognizable due to the uncertainty regarding its realization.

(b)	The decrease in the valuation allowance relates to a reduction in the net deferred tax assets related to discontinued operations.

(c)

Includes the increase in valuation allowance due to federal and state net operating loss and credit carryforwards, as well as the net domestic deferred tax assets (excluding the liability related to indefinite-lived assets), the benefit of which is not currently recognizable due to uncertainty regarding realization.

(d)	Includes the release of valuation allowance for the utilization of state losses.

(e)	Includes the increase in valuation allowance due to state net operating loss and credit carryforwards, the benefit of which is not currently recognizable due to uncertainty regarding realization.

(f)	The decrease in the valuation allowance relates to a reduction in the net deferred tax assets.